Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

9. INCOME TAXES

The provision for income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Current federal	$3,198	$2,474	$58
Current state	1,605	1,444	273
Deferred federal	1,092	2,315	4,804
Deferred state	232	191	797

Provision for income taxes	$6,127	$6,424	$5,932

A reconciliation of income taxes at the statutory federal income tax rate to the provision for income taxes included in the accompanying consolidated statements of income is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Federal tax provision at the statutory rate	$5,782	$5,194	$4,751
State income tax provision, net of federal benefit	1,350	898	974
Tax credits	(1,160)	(54)	—
Change in state valuation allowance	37	231	—
Other	118	155	207

Provision for income taxes	$6,127	$6,424	$5,932

Management periodically assesses the realizability of its deferred tax assets, and to the extent that a recovery is not likely, a valuation allowance is established to reduce the deferred tax asset to the amount estimated to be recoverable. At December 31, 2014, a valuation allowance of $0.4 million exists. As of December 31, 2014, the Company had federal and state net operating loss carryforwards of $7.8 million and $11.2 million, respectively. These loss carryforwards will expire in years 2015 through 2024. The Company is subject to income taxation at the federal and various state levels. The Company is subject to U.S. federal tax examinations for tax years 2011 through 2014. Loss carryforwards and credit carryforwards generated or utilized in years earlier than 2011 are also subject to examination and adjustment. The Company has no income tax examinations in process. The Company has research and development tax credit carryforwards of $2.0 million that expire in varying amounts through 2033. As of December 31, 2014, the Company had alternative minimum tax credit carryforwards of $791,000 that are available to offset future regular tax liabilities and they do not expire.

A reconciliation of the beginning and ending liability for gross unrecognized tax benefits at December 31, 2014 and 2013, are as follows (in thousands):

	December 31,
	2014	2013
Balance at beginning of year	$167	$—
Additions for tax positions in the current year	2,168	167
Reductions for tax positions of prior years	(167)	—

Balance at end of year	$2,168	$167

The Company recognized approximately $125,000 and $2,000 for interest and penalties related to unrecognized tax benefits within the provision for income taxes during the years ended December 31, 2014 and 2013, respectively.

If recognized, approximately $278,000 of the unrecognized tax benefits at December 31, 2014, would reduce the Company’s effective tax rate. The Company estimates that it is reasonably possible the liability for unrecognized tax benefits could decrease up to $1.7 million within the next 12 months, as it expects to file a change in tax accounting method with the IRS for tangible property and deferred revenue.

Deferred federal and state income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and deferred tax liabilities are as follows (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Allowance for doubtful accounts	$134	$84
Accrued liabilities	1,565	1,225
Tax credits	791	702
Stock based compensation	1,015	966
Deferred revenue	616	—
Depreciation	715	—
Net operating loss carryforwards	355	1,256

Total deferred tax assets	5,191	4,233
Less: Valuation allowance	(355)	(1,325)

Deferred tax assets, net of valuation allowance	4,836	2,908

Deferred tax liabilities:
Deductible goodwill	2,369	2,020
Nondeductible intangible assets	2,171	2,677
Prepaid assets	1,602	781
Capitalized software development	3,836	2,910
Depreciation	—	341
Basis difference on investments	343	533

Total deferred tax liabilities	10,321	9,262

Net deferred tax liabilities	$(5,485)	$(6,354)